Note 2 - Interest and Other Income from Continuing Operations (Details Textual) - AUD ($)		1 Months Ended	12 Months Ended
		Jul. 31, 2011	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Percent of refundable tax offset		43.50%
Maximum turnover for refundable tax offset		$ 20,000,000
Refundable tax offset	[1]		$ 3,610,016	$ 5,438,918	$ 4,019,285
Gains on litigation settlements	[2]		0	$ 2,202,598	$ 0
Catalent settlement [member]
Statement Line Items [Line Items]
Gains on litigation settlements			1,975,056
Insurance claim settlement [member]
Statement Line Items [Line Items]
Gains on litigation settlements			$ 227,542

[1]	A 43.5% R&D Tax incentive refundable tax offset is available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2026, June 30, 2025 and June 30, 2024, the Group was eligible to receive the refundable tax offset. Management, with input from an independent expert, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $3,610,016, $5,438,918 and $4,019,285 in other income, respectively.
[2]	Miscellaneous income for the year ended June 30, 2025 is comprised of other income of $1,975,056 in relation to settlement of a dispute with Catalent, and other income of $227,542 in relation to settlement of an insurance claim associated with a U.S. employment case.